AST MFS Large-Cap Value Portfolio
SUMMARY: AST MFS LARGE-CAP VALUE PORTFOLIO
INVESTMENT OBJECTIVE
The investment objective of the AST MFS Large-Cap Value Portfolio (the AST MFS Portfolio or the Portfolio) is to seek capital appreciation.
PORTFOLIO FEES AND EXPENSES
The table below shows the fees and expenses that you may pay if you invest in shares of the AST MFS Portfolio. The table does not include charges incurred in connection with your variable insurance policy or variable annuity contract (together, the Contracts). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		AST MFS Large-Cap Value Portfolio
Management Fees		0.85%
Distribution (12b-1) Fees		none
Other Expenses	[1]	0.16%
Total Annual Portfolio Operating Expenses		1.01%
[1]	The AST MFS Portfolio will commence operations on or about August 20, 2012. Estimate based in part on assumed average daily net assets of approximately $500 million for the Portfolio for the fiscal period ending December 31, 2012.

Example.
The following example is intended to help you compare the cost of investing in the AST MFS Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the AST MFS Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Year
AST MFS Large-Cap Value Portfolio	103	322

Portfolio Turnover.
The AST MFS Portfolio will pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, will affect the Portfolio's performance. No portfolio turnover rate is presented for the Portfolio, because it has not yet commenced operations.
INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
The AST MFS Portfolio's investment objective is to seek capital appreciation. The AST MFS Portfolio will seek to achieve its investment objective by investing at least 80% of the AST MFS Portfolio's net assets in issuers with large market capitalizations. Large market capitalization issuers are issuers with market capitalizations of at least $5 billion at the time of purchase. The AST MFS Portfolio will invest primarily in equity securities, and it may also invest in foreign securities. Massachusetts Financial Company (MFS), the subadviser of the AST MFS Portfolio, focuses on investing the AST MFS Portfolio's assets in the stocks of companies it believes are undervalued compared to their perceived worth (value companies). MFS uses a bottom-up investment approach to buying and selling investments for the AST MFS Portfolio. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.
Principal Risks of Investing in the AST MFS Portfolio.
The risks identified below are the principal risks of investing in the AST MFS Portfolio. All investments have risks to some degree and it is possible that you could lose money by investing in the AST MFS Portfolio. An investment in the AST MFS Portfolio is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the AST MFS Portfolio makes every effort to achieve its objective, it can't guarantee success.

Asset Transfer Program Risk. The AST MFS Portfolio will be used in connection with certain living benefit programs under variable annuity contracts, including, certain "guaranteed minimum accumulation benefit" programs and certain "guaranteed minimum withdrawal benefit" programs. In order for the relevant participating insurance companies to manage the guarantees offered in connection with these living benefit programs, such companies will monitor each contract owner's account value from time to time and will systematically transfer amounts between the Portfolio and certain bond funds (or, for one guaranteed minimum withdrawal benefit program, the relevant insurer's general account) as required by certain non-discretionary mathematical formulas. Such predetermined mathematical formulas may, however, result in large-scale asset flows into and out of the AST MFS Portfolio and subject the AST MFS Portfolio to certain risks. Such pre-determined mathematical formulas could adversely affect the AST MFS Portfolio's investment performance by requiring the subadviser to purchase and sell securities at inopportune times and by otherwise limiting their ability to fully implement the AST MFS Portfolio's investment strategies. These asset transfers may also result in a higher turnover rate for the AST MFS Portfolio compared to similar mutual funds. Portfolio turnover generally involves some expense to the AST MFS Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. In addition, the AST MFS Portfolio also may have difficulty disposing of securities at the values determined by the Trust for the purpose of determining the AST MFS Portfolio's net asset value per share, especially during periods when the pre-determined mathematical formulas cause large-scale asset flows out of the AST MFS Portfolio (i.e., the AST MFS Portfolio will be subject to liquidity risk). These pre-determined mathematical formulas may also result in relatively small asset bases and relatively high operating expense ratios for the AST MFS Portfolio compared to other similar funds.

Expense Risk. The actual cost of investing in the AST MFS Portfolio may be higher than the daily estimated expenses shown in this Prospectus for a variety of reasons, including, for example, if the AST MFS Portfolio's daily average net assets does not reach the projected level shown above.

Foreign and Emerging Markets Risk. Investments in foreign securities generally involve more risk than investing in securities of U.S. issuers. Foreign investment risk includes: changes in currency exchange rates may affect the value of foreign securities held by the AST MFS Portfolio; securities of issuers located in emerging markets tend to have volatile prices and may be less liquid than investments in more established markets; foreign markets generally are more volatile than U.S. markets, are not subject to regulatory requirements comparable to those in the U.S. and are subject to differing custody and settlement practices; foreign financial reporting standards usually differ from those in the U.S.; foreign exchanges are smaller and less liquid than the U.S. market; political developments may adversely affect the value of the AST MFS Portfolio's foreign securities; and foreign holdings may be subject to special taxation and limitations on repatriating investment proceeds. The risks associated with investments in foreign securities are heightened for investment in securities from issuers located in emerging market countries.

Management Risk. Management risk includes the risk that the securities and other financial instruments selected by the subadviser for will underperform the market, the relevant indices, or other funds with similar investment objectives and investment strategies. All decisions by an adviser require judgment and are based on imperfect information. Additionally, the investment techniques, risk analysis and investment strategies used by the subadviser in making investment decisions for the AST MFS Portfolio may not produce the desired results.

Market Risk. Market risk is the risk that the markets in which the AST MFS Portfolio invests will experience market volatility and go down in value, including the possibility that a market will go down sharply and unpredictably.

Recent Events Risk. The ongoing domestic and international financial and debt crises have caused significant declines in the value and liquidity of many securities. This environment could make identifying investment risks and opportunities especially difficult for the subadviser. These market conditions may continue or get worse. In response to these crises, the U.S. and many foreign governments have increased deficit spending while the Federal Reserve, the European Central Bank, and other foreign central banks have taken steps to support financial markets. The reduction or withdrawal of these measures could negatively affect the overall economy and/or the value and liquidity of certain securities. In addition, legislation recently enacted in the United States calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Value Style Risk. There is a risk that the value investment style may be out of favor for a period of time, that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.
Past Performance.
No performance history is presented for the AST MFS Portfolio, because it does not yet have a full calendar year of performance.